Rights of use of assets (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 1,757	$ 7,457
Discontinued Operations [Member]
Statement [Line Items]
Depreciation charge of right-of-use assets	$ 68	$ 4,722